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                     COHEN & STEERS EQUITY INCOME FUND, INC.

                             CLASS A, B AND C SHARES


                        SUPPLEMENT DATED January 9, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2001

The information below supplements and replaces the information in "Management of the Fund - Portfolio Managers":

          The Fund's portfolio managers are:

          Martin Cohen - Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., the Fund's distributor. Mr. Cohen has been a portfolio manager of the Fund since its inception.

          Robert H. Steers - Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., the Fund's distributor. Mr. Steers has been a portfolio manager of the Fund since its inception.

          Greg E. Brooks - Mr. Brooks has been a Vice President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, since April 2000 and a portfolio manager of the Fund since January 2002. Prior to joining Cohen & Steers, Mr. Brooks was an investment analyst with another real estate securities investment manager. Mr. Brooks is a Certified Financial Analyst.





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                     COHEN & STEERS EQUITY INCOME FUND, INC.

                                 CLASS I SHARES


                        SUPPLEMENT DATED January 9, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2001


in "Management of the Fund - Portfolio Managers":

          The Fund's portfolio managers are:

          Martin Cohen - Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., the Fund's distributor. Mr. Cohen has been a portfolio manager of the Fund since its inception.

          Robert H. Steers - Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., the Fund's distributor. Mr. Steers has been a portfolio manager of the Fund since its inception.

          Greg E. Brooks - Mr. Brooks has been a Vice President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, since April 2000 and has been a portfolio manager of the Fund since January 2002. Prior to joining Cohen & Steers, Mr. Brooks was an investment analyst with another real estate securities investment manager. Mr. Brooks is a Certified Financial Analyst.